Loans and Allowance for Loan Losses - Credit risk profile of the company's loan portfolio based on rating category and payment activity (Details 2) (Loans Receivable, USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 187,684,292	$ 184,054,541
1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	44,561,089	44,286,657
1-4 family | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	41,530,699	41,061,498
1-4 family | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	655,049	775,545
1-4 family | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	2,375,341	2,449,614
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	40,474,855	38,920,692
Commercial Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	38,122,972	36,489,660
Commercial Real Estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	53,750	57,488
Commercial Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	2,298,133	2,373,544
Agricultural Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	40,119,130	35,005,662
Agricultural Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	39,109,241	35,005,662
Agricultural Real Estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	887,048
Agricultural Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	122,841
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	26,813,880	29,946,928
Commercial | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	26,563,823	29,231,227
Commercial | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross
Commercial | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	250,057	715,701
Agricultural Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	11,844,973	10,559,593
Agricultural Business | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	11,586,833	10,559,593
Agricultural Business | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	258,140
Agricultural Business | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross
Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	11,283,264	11,729,112
Home Equity | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	10,833,853	11,215,416
Home Equity | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	162,103	155,515
Home Equity | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	287,308	358,181
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	12,587,101	13,605,897
Consumer | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	12,386,412	13,302,507
Consumer | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	80,544	68,480
Consumer | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 120,145	$ 234,910